Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loans payable [Abstract]
Schedule of short-term bank loans
	September 30,	December 31,
	2013	2012
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by January 14, 2013 with no collateral or guarantee provided.	$-	$190,443
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 19, 2013 with no collateral or guarantee provided.	-	555,459
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 26, 2013 with no collateral or guarantee provided.	-	555,459
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	814,810	793,512
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013, guaranteed by the major shareholders.	-	793,512
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	-	3,174,049
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 18, 2014 with no collateral or guarantee provided.	195,554	-
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by April 22, 2014 with no collateral or guarantee provided.	570,367	-
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by May 15, 2014 with no collateral or guarantee provided.	570,367	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014 and guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	814,810	-
Loan payable to Bank of Hubei, annual interest rate of 6%, due by March 27, 2014 and guaranteed by the major shareholders and Hubei Xiangyue Financing Guarantee Co., Ltd.	1,303,696	-
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 11, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	2,444,430	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 23, 2014 with buildings as collateral.	1,629,620	-

	$8,343,654	$6,062,434

	December 31,
	2012	2011
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by January 14, 2013 with no collateral or guarantee provided.	$190,443	$-
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 19, 2013 with no collateral or guarantee provided.	555,459	-
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 26, 2013 with no collateral or guarantee provided.	555,459	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	793,512	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013, guaranteed by the major shareholders.	793,512	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	3,174,049	-
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	-	4,722,699
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by February 15, 2012 with no collateral or guarantee provided.	-	1,180,675
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 20, 2012 with no collateral or guarantee provided.	-	550,982
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by May 22, 2012 with no collateral or guarantee provided.	-	188,908
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	-	3,116,981
Loan payable to Enshi Guarantee Co., Ltd., annual interest rate of 9.72%, due on demand with no collateral or guarantee provided.	-	98,390
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6.56%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	-	1,038,993

	$6,062,434	$10,897,628

Schedule of long-term bank loans

	September 30,	December 31,
	2013	2012
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014, guaranteed by the major shareholders.	$4,562,936	$4,443,669
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	-	1,333,100
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	-	1,047,436
	$4,562,936	$6,824,205

	December 31,
	2012	2011
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014, guaranteed by the shareholders.	$4,443,669	$-
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,333,100	-
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	-
	$6,824,205	$-